Prudential Investment Portfolios 9
655 Broad Street
17th Floor
Newark, New Jersey 07102
January 31, 2019
VIA EDGAR
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Re:	497(j) Filing for Prudential Investment Portfolios 9
Registration numbers 333-66895 and 811-09101

Dear Sir or Madam,
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this certification that the Prospectuses and Statements of Additional Information for the above-referenced Registrant do not differ from that contained in Post-Effective Amendment No. 75 to the Registrant’s Registration Statement on Form N-1A, which was electronically filed with the Commission on January 29, 2019.
Thank you for your attention to this filing. Please direct any questions regarding this filing to the undersigned at (973) 802-6469.
Very truly yours,
/s/ Jonathan D. Shain
Jonathan D. Shain
Assistant Secretary